Refund liabilities	6 Months Ended
Jun. 30, 2022
Refund Liabilities
Refund liabilities

20.	Refund liabilities

Development of refund liabilities:

	Six months ended June 30,	Year ended December 31,
€ in thousand	2022	2021
Balance as at January 1	254,581	111,426
Revenue Recognition	(89,356)	—
Additions	48,751	159,179
Payments	(12,771)	(18,022)
Other releases	-	(15,198)
Interest expense capitalized	4,812	8,478
Exchange rate difference	3 255	8,718
Closing balance	209,274	254,581
Less non-current portion	(66,689)	(158,970)
Current portion	142,585	95,611

As at June 30, 2022, €118.4 million related to the collaboration with Pfizer (refer to Note 4), of which €59.8 million non-current; €81.9 million (of which nil non-current) related to the CAPEX obligation, and €6.9 million related to an expected payment to GSK (thereof €6.9 million non-current) with regards to the termination of an agreement in 2019.

In the six months ended June 30, 2022, other revenue recognized in the amount of €89.4 million resulted from and new contractual terms of the royalty obligation and the reassessment of the likelihood towards the UK Authority following the settlement agreement.

As at December 31, 2021, €79.6 million (thereof €75.2 million non-current) related to the collaboration with Pfizer, €166.9 million (thereof €77.3 million non-current) related to the UK Supply Agreement, €6.4 million (thereof €6.3 million non-current) related to the expected payment to GSK related to the termination of an agreement in 2019. Other releases related to reductions in refund liabilities which have been reclassified in contract liabilities.